Significant accounting judgments and estimates	9 Months Ended
Sep. 30, 2022
Significant accounting judgments and estimates
Significant accounting judgments and estimates

3.Significant accounting judgments and estimates

The preparation of the consolidated financial statements requires that the Company's Management make judgments, estimates and assumptions to quantify some of the assets, liabilities, income, expenses, and commitments recognized in the consolidated financial statements and their disclosures. These estimates have been made based on the best information available on the facts analyzed, management experience and other factors at the date of preparation of the financial statements. Uncertainty about assumptions and estimates could result in future material changes affecting the value of assets or liabilities. Changes in these estimates are recognized prospectively in the period in which they are reviewed.

As of the date of this report, there have been no changes in the significant accounting estimates and judgments used in the preparation of the consolidated financial statements as of December 31, 2021.